Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment	$ 10,570	$ 8,046
Accumulated depreciation and amortization	(5,792)	(4,386)
Property and equipment, net	4,778	3,660
Computer, peripheral equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,421	1,067
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	842	628
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	5,996	4,587
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 2,311	$ 1,764